Related Party Transactions (Details) - Schedule of Accounts Payable – Related Parties - Related Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Payable to Related Parties [Line Items]
Nature
Total	$ 27,885	$ 28,727
Zhongcang Warehouse Co., Ltd. [Member]
Schedule of Accounts Payable to Related Parties [Line Items]
Relationship	An 18% subsidiary of the VIE of the Company
Nature	Payable for storage fees
Total	$ 27,885	$ 28,727